Income Taxes	9 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 7. Income Taxes

The Company had a negative effective tax rate of 10.3% for the three-month period ended September 30, 2019 compared to an effective tax rate of 9.2% for the three-month period ended September 30, 2018, and a negative effective tax rate of 54.8% for the nine-month period ended September 30, 2019 compared to a negative effective tax rate of 21.5% for the nine-month period ended September 30, 2018. The Company’s effective tax rate as of September 30, 2019 was primarily impacted by the geographic mix of its earnings and losses, as well as a valuation allowance on losses of the Company's US subsidiaries.